Financial Risk Management - Summary of Credit Quality of Securities Excluding Equity Securities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		₩ 128,396,908	₩ 125,866,944
Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	35,084,489	37,130,948
Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	31,671,903	33,733,935
Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	3,405,411	3,396,100
Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	7,175	913
Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		93,312,419	88,735,996
Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		87,153,519	81,797,910
Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		6,158,900	6,933,807
Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	4,279
Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
12-month expected credit losses
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		128,396,908	125,866,944
12-month expected credit losses | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	35,084,489	37,130,948
12-month expected credit losses | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	31,671,903	33,733,935
12-month expected credit losses | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	3,405,411	3,396,100
12-month expected credit losses | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	7,175	913
12-month expected credit losses | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
12-month expected credit losses | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
12-month expected credit losses | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		93,312,419	88,735,996
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		87,153,519	81,797,910
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		6,158,900	6,933,807
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	4,279
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		₩ 0	₩ 0

[1]	Before netting of allowance